UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07414

The Santa Barbara Group of Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

1270 Hillcrest Avenue, Pasadena, CA 91106

(Address of principal executive offices)(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

626-484-5744

Date of fiscal year end:

3/31

Date of reporting period: 6/30/11

Item 1.  Schedule of Investments.

The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited)				June 30, 2011
Shares	Security			Fair Value
	COMMON STOCK - 46.36%
	CHEMICALS - 3.03%
20,000	CVR Partners LP *			$ 449,200

	CONGLOMERATES - 3.81%
30,000	General Electric Co.			565,800

	FOOD - 2.33%
10,000	Campbell Soup Co.			345,500

	INVESTMENT COMPANIES - 1.66%
30,000	NGP Capital Resources Co.			246,000

	INVESTMENT MANAGEMENT - 7.70%
10,000	Greenhill & Co., Inc.			538,200
10,000	T. Rowe Price Group, Inc.			603,400
				1,141,600
	MEDICAL - 3.55%
10,000	Abbott Laboratories			526,200

	OIL & GAS - 4.27%
2,500	Chevron Corp.			257,100
5,000	ConocoPhillips			375,950
				633,050
	PHARMACEUTICALS - 3.25%
10,000	Teva Pharmaceutical Industries Ltd. - ADR			482,200

	PIPELINES - 1.84%
15,000	Crosstex Energy LP			272,250

	RETAIL - RESTAURANTS - 5.69%
10,000	McDonald's Corp.			843,200

	TELECOMMUNICATIONS - 6.72%
11,000	Qualcomm, Inc.			624,690
10,000	Verizon Communications, Inc.			372,300
				996,990
	WATER - 2.51%
40,000	Consolidated Water Co. Ltd.			371,600

	TOTAL COMMON STOCK			6,873,590
	( Cost - $6,737,480)
The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)				June 30, 2011
Shares	Security			Fair Value
	PREFERRED STOCK - 7.58%
	BANKS - 3.92%
30,000	Bank of America Corp., 4.00%			$ 581,700

	PIPELINES - 3.66%
12,200	El Paso Energy Capital Trust I, 4.75%			542,900

	TOTAL PREFERRED STOCK			1,124,600
	( Cost - $933,368)

	REAL ESTATE INVESTMENT TRUSTS - 24.71%
	APARTMENTS - 3.82%
4,800	Apartment Investment & Management Co. - Preferred, 8.00%			121,488
17,700	Apartment Investment & Management Co. - Cl. A - Preferred, 7.75%			445,587
				567,075
	DIVERSIFIED - 13.34%
10,000	Digital Realty Trust, Inc.			617,800
25,000	Entertainment Properties Trust - Convertible Preferred, 5.75%			498,500
10,100	Lexington Realty Trust - Convertible Preferred, 6.50%			456,217
10,000	Plum Creek Timber Co., Inc.			405,400
				1,977,917
	HEALTH CARE - 3.16%
20,000	Senior Housing Properties Trust			468,200

	OFFICE PROPERTY - 4.39%
6,000	CommonWealth REIT - Convertible Preferred, 6.50%, Series D			133,621
20,000	CommonWealth REIT			516,800
				650,421

	TOTAL REAL ESTATE INVESTMENTS TRUSTS			3,663,613
	( Cost - $3,262,535)

Principal	MORTGAGE BACKED SECURITIES - 0.88%
$ 120,382	Freddie Mac REMICS, 5.75%, Due 7/15/2035			130,050
	( Cost - $120,618)

	CORPORATE BONDS - 4.92%
	SEMICONDUCTORS - 3.32%
476,000	Intel Corp. - Convertible, 2.95%, Due 12/15/2035			492,065

	SOFTWARE - 1.60%
250,000	Microsoft Corp., 3.00%, Due 10/1/2020			236,948

	TOTAL CORPORATE BONDS			729,013
	( Cost - $719,126)
The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)				June 30, 2011
Principal	Security			Fair Value
	SOVEREIGN BONDS - 6.43%
500,000	Australia Government Bond, 5.25%, Due 3/15/2019			$ 538,576
400,000	Canadian Government Bond, 2.00%, Due 12/1/2014			415,006
	TOTAL SOVEREIGN BONDS			953,582
	( Cost - $912,794)

Shares	SHORT-TERM INVESTMENTS - 10.17%
1,507,528	Dreyfus Institutional Reserve Money Fund -
	Premier Shares, 0.00% (a)			1,507,528
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $1,507,528)

	TOTAL INVESTMENTS - 101.05%
	( Cost - $14,193,449)			14,981,976
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.05%)			(155,011)
	NET ASSETS - 100.00%			$ 14,826,965

REMIC - Real Estate Mortgage Investment Conduit.
(a) Money market fund; interest rate reflects the seven-day effective yield on June 30, 2011.
ADR - American Depositary Receipt.
* Non-Income producing security.

At June 30, 2011, net unrealized appreciation (depreciation) on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:				$ 1,066,536
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:				(278,009)
Net unrealized appreciation				$ 788,527

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.
The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)				June 30, 2011

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2011 for the Fund’s assets and liabilities measured at fair value:

PFW Water Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 12,405,270	$ -	$ -	$ 12,405,270
Preferred Stock	988,650	-	-	988,650
Short-Term Investments	1,994,535	-	-	1,994,535
Total	$ 15,388,455	$ -	$ -	$ 15,388,455

Montecito Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,873,590	$ -	$ -	$ 6,873,590
Preferred Stock	1,124,600	-	-	1,124,600
Real Estate Investment Trusts	3,663,613	-	-	3,663,613
Mortgage-Backed Securities		130,050		130,050
Corporate Bonds		729,013		729,013
Sovereign Bonds	-	953,582	-	953,582
Short-Term Investments	1,507,528	-	-	1,507,528
Total	$ 13,169,331	$ 1,812,645	$ -	$ 14,981,976
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers between Level 1 and Level 2 during the current period presented.

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited)		June 30, 2011
Shares	Security	Fair Value
	COMMON STOCK - 82.53%
	AGRICULTURE - 0.72%
10,000	Cadiz, Inc. *	$ 108,600

	BEVERAGES - 5.82%
145,000	Heckmann Corp. *	875,800

	CROP PREPARATION SERVICES - 5.12%
1,000	JG Boswell Co.	770,000

	ENGINEERING & CONSTRUCTION - 9.23%
30,000	Insituform Technologies, Inc. - Cl. A *	629,100
25,000	Layne Christensen Co. *	758,500
		1,387,600
	ENVIRONMENTAL CONTROL - 14.07%
35,000	Calgon Carbon Corp. *	595,000
100,000	Hyflux Ltd.	161,000
23,000	Met-Pro Corp.	261,740
25,000	Nalco Holding Co.	695,250
50,000	Tri-Tech Holding, Inc. *	401,500
		2,114,490
	INDUSTRIAL MEASUREMENT INSTRUMENTS - 13.73%
20,000	Badger Meter, Inc.	739,800
15,000	Itron, Inc. *	722,400
17,000	Watts Water Technologies, Inc.	601,970
		2,064,170
	MACHINERY - DIVERSIFIED - 7.31%
4,000	Flowserve Corp.	439,560
20,000	Gorman-Rupp Co.	658,800
		1,098,360
	METAL FABRICATE / HARDWARE - 4.77%
180,000	Mueller Water Products, Inc. - Cl. A	716,400

	MINING - 5.59%
18,000	Cameco Corp.	474,300
6,000	Molycorp, Inc. *	366,360
		840,660
	MISCELLANEOUS MANUFACTURING - 1.18%
3,000	ITT Corp.	176,790
The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2011
Shares	Security	Fair Value
	SEMICONDUCTORS - 1.82%
42,000	O2Micro International Ltd. *	$ 273,000

	TELECOMMUNICATIONS - 1.74%
5,000	American Tower Corp. - Cl. A *	261,650

	WATER - 11.43%
25,000	American Water Works Co., Inc.	736,250
6,000	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	358,020
22,000	Veolia Environnement SA - ADR	623,480
		1,717,750

	TOTAL COMMON STOCK	12,405,270
	( Cost - $10,764,751)

	PREFERRED STOCK - 6.57%
	BEVERAGES - 6.57%
39,000	Glacier Water Trust I, Inc., 9.0625%	988,650
	TOTAL PREFERRED STOCK
	( Cost - $920,206)

	SHORT-TERM INVESTMENTS - 13.27%
1,994,535	Dreyfus Institutional Reserve Money Fund-
	Premier Shares, 0.00% (a)	1,994,535
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $1,994,535)

	TOTAL INVESTMENTS - 102.37%
	( Cost - $13,679,492)	15,388,455
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.37%)	(356,784)
	NET ASSETS - 100.00%	$ 15,031,671

At June 30, 2011, net unrealized appreciation (depreciation) on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 2,188,039
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(479,076)
Net unrealized appreciation		$ 1,708,963

* Non-Income producing security.
ADR - American Depositary Receipt.
(a) Money market fund; interest rate reflects the seven-day effective yield on June 30, 2011.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Santa Barbara Group of Mutual Funds, Inc.

By (Signature and Title)

/s/  Richard Capalbo

Richard Capalbo, CEO / CFO

Date

8/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/   Richard Capalbo

Richard Capalbo, CEO / CFO

Date

8/24/11